Janus Henderson Emerging Markets Fund
Schedule of Investments (unaudited)
June 30, 2025

	Shares	Value
Common Stocks – 98.1%
Automobiles – 4.0%
BYD Co Ltd - Class A	3,299	$152,974
Eicher Motors Ltd	2,757	181,855
Hyundai Motor Co	671	101,199
Kia Motors Corp	5,000	359,075
		795,103
Banks – 11.2%
Credicorp Ltd	1,963	438,770
Erste Group Bank AG	2,413	205,479
Grupo Financiero Banorte SAB de CV	26,011	237,796
Hana Financial Group Inc	2,934	187,656
HDFC Bank Ltd	36,322	847,746
Powszechna Kasa Oszczednosci Bank Polski SA	8,907	186,001
Yapi ve Kredi Bankasi AS*	175,496	139,770
		2,243,218
Beverages – 0.9%
Becle SAB de CV	143,429	173,156
Biotechnology – 0.9%
Legend Biotech Corp (ADR)*	2,816	99,940
Zai Lab Ltd*	23,600	82,528
		182,468
Communications Equipment – 1.4%
Accton Technology Corp	11,000	274,934
Consumer Finance – 2.0%
Shriram Finance Ltd	47,810	394,082
Containers & Packaging – 1.6%
EPL Ltd	115,185	327,187
Electrical Equipment – 3.1%
Contemporary Amperex Technology Co Ltd - Class A	17,814	627,705
Electronic Equipment, Instruments & Components – 5.4%
Chroma ATE Inc	23,000	348,461
Delta Electronics Inc	17,000	240,387
E Ink Holdings Inc	20,000	151,334
Hon Hai Precision Industry Co Ltd	36,000	198,446
Park Systems Corp	701	148,325
		1,086,953
Entertainment – 0.7%
Sea Ltd (ADR)*	890	142,347
Food & Staples Retailing – 2.3%
Dino Polska SAž,*	1,053	153,727
Wal-Mart de Mexico SAB de CV	94,326	312,467
		466,194
Hotels, Restaurants & Leisure – 7.2%
Devyani International Ltd*	51,801	101,343
H World Group Ltd	83,700	283,098
Meituan Dianpingž,*	25,100	400,656
Talabat Holding PLC	781,298	285,099
Trip.com Group Ltd	6,450	374,689
		1,444,885
Information Technology Services – 0.7%
Globant SA*	1,570	142,619
Insurance – 5.3%
AIA Group Ltd	76,200	683,400
HDFC Life Insurance Co Ltdž	41,251	391,705
		1,075,105
Interactive Media & Services – 9.1%
NAVER Corp	2,174	422,942
Tencent Holdings Ltd	18,526	1,187,125
VTEX - Class A*	32,113	211,946
		1,822,013
Metals & Mining – 2.7%
Anglo American PLC	4,059	119,767
Vale SA (ADR)	40,643	394,644
Valterra Platinum Ltd*	474	20,817
		535,228

	Shares	Value
Common Stocks – (continued)
Multiline Retail – 6.9%
Allegro.eu SAž,*	51,145	$491,009
JD.Com Inc - Class A	31,300	509,990
MercadoLibre Inc*	148	386,817
		1,387,816
Oil, Gas & Consumable Fuels – 3.3%
Reliance Industries Ltd	38,472	673,210
Pharmaceuticals – 0.4%
Structure Therapeutics Inc (ADR)*	4,383	90,903
Real Estate Management & Development – 1.7%
China Resources Land Ltd	52,000	176,210
Macrotech Developers Ltdž	9,813	158,395
		334,605
Road & Rail – 3.1%
Full Truck Alliance Co (ADR)	52,199	616,470
Semiconductor & Semiconductor Equipment – 16.5%
Alchip Technologies Ltd	4,000	423,871
SK Hynix Inc	2,370	512,888
Taiwan Semiconductor Manufacturing Co Ltd	63,000	2,286,438
Techwing Inc	4,123	101,907
		3,325,104
Specialty Retail – 0.6%
Ace Hardware Indonesia Tbk PT	4,009,300	122,527
Technology Hardware, Storage & Peripherals – 4.1%
Samsung Electronics Co Ltd	18,840	834,975
Wireless Telecommunication Services – 3.0%
Bharti Airtel Ltd	25,549	598,720
Total Common Stocks (cost $15,286,423)		19,717,527
Private Placements – 0.3%
Health Care Providers & Services – 0.3%
API Holdings Private Ltd*,¢,§ (cost $550,876)	758,340	54,827
Investment Companies – 1.9%
Money Markets – 1.9%
Janus Henderson Cash Liquidity Fund LLC, 4.4188%ºº,£ (cost $386,842)	386,764	386,842
Total Investments (total cost $16,224,141) – 100.3%		20,159,196
Liabilities, net of Cash, Receivables and Other Assets – (0.3)%		(70,044)
Net Assets – 100%		$20,089,152

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
China	$4,411,445	21.9%
Taiwan	4,066,218	20.2
India	3,729,070	18.5
South Korea	2,668,967	13.2
Poland	830,737	4.1
Mexico	723,419	3.6
United States	720,304	3.6
Hong Kong	683,400	3.4
Brazil	606,590	3.0
Peru	438,770	2.2
Argentina	386,817	1.9
United Arab Emirates	285,099	1.4
Austria	205,479	1.0
Turkey	139,770	0.7
Indonesia	122,527	0.6
United Kingdom	119,767	0.6
South Africa	20,817	0.1
Total	$20,159,196	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 6/30/25	Ending Shares	Dividend Income
Investment Companies - 1.9%
Money Markets - 1.9%
Janus Henderson Cash Liquidity Fund LLC, 4.4188%ºº
	$-	$12,776,013	$(12,389,171)	$-	$-	$386,842	386,764	$15,498

Notes to Schedule of Investments (unaudited)
ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended June 30, 2025 is
$1,595,492, which represents 7.9% of net assets.

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of June 30, 2025.
¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended June 30, 2025 is $54,827, which represents 0.3% of net assets.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

§	Schedule of Restricted Securities (as of June 30, 2025)

	Acquisition Date	Cost	Value	Value as a % of Net Assets
API Holdings Private Ltd	9/27/21	$550,876	$54,827	0.3%
The Fund has registration rights for certain restricted securities held as of June 30, 2025. The issuer incurs all registration costs.
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2025.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks	$19,717,527	$-	$-
Private Placements	-	-	54,827
Investment Companies	-	386,842	-
Total Assets	$19,717,527	$386,842	$54,827

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments.
The Fund's management has determined the Fund did not hold a significant amount of Level 3 securities as of June 30, 2025.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual financial statements.
125-35-70217 08-25